Financial Assets and Liabilities - Schedule Required to Comply Financial Covenants (Detail)	12 Months Ended
Dec. 31, 2019
Debentures 3rd issue [member]
Disclosure of detailed information about borrowings [line items]
Triggers	Net onerous debt / EBITDA subsidiary cannot exceed 4.00
Ratios	1.43%
Debentures 3rd issue one [member]
Disclosure of detailed information about borrowings [line items]
Triggers	Short-term indebtedness / Total indebtedness cannot exceed 0.6
Ratios	0.16%
Debentures 4th issue [member]
Disclosure of detailed information about borrowings [line items]
Triggers	Net onerous debt / EBITDA subsidiary cannot exceed 4.00
Ratios	1.43%
Debentures 4th issue one [member]
Disclosure of detailed information about borrowings [line items]
Triggers	Short-term indebtedness / Total indebtedness cannot exceed 0.6
Ratios	0.16%
Debentures 5th issue [member]
Disclosure of detailed information about borrowings [line items]
Triggers	Net onerous debt / EBITDA subsidiary cannot exceed 4.00
Ratios	1.43%
Debentures 6th issue [member]
Disclosure of detailed information about borrowings [line items]
Triggers	Net onerous debt / EBITDA subsidiary cannot exceed 4.00
Ratios	1.43%
Debentures 7th issue [member]
Disclosure of detailed information about borrowings [line items]
Triggers	Net onerous debt / EBITDA subsidiary cannot exceed 4.00
Ratios	1.43%
Debenture 8th Issue [Member]
Disclosure of detailed information about borrowings [line items]
Triggers	Net onerous debt / EBITDA subsidiary cannot exceed 4.00
Ratios	1.43%
Debentures 2nd Issue [Member]
Disclosure of detailed information about borrowings [line items]
Triggers	Net debt / EBITDA subsidiary not higher than or equal to 4.5
Ratios	1.80%
Senior notes due 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Triggers	Pro forma(i) / EBITDA
Ratios	2.30%
Senior notes due 2024 - Rumo [Member]
Disclosure of detailed information about borrowings [line items]
Triggers	Net debt / EBITDA subsidiary not higher than or equal to 4.0
Ratios	2.20%
Senior notes due 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Triggers	Net debt / EBITDA subsidiary not higher than or equal to 4.0
Ratios	2.20%
Senior notes due 2027 [member]
Disclosure of detailed information about borrowings [line items]
Triggers	Net debt (i)|(ii) / EBITDA subsidiary not higher than or equal to 3.5
Ratios	1.80%
Senior notes due 2029 [Member]
Disclosure of detailed information about borrowings [line items]
Triggers	Pro forma(i) / EBITDA
Ratios	2.30%
BNDES [member]
Disclosure of detailed information about borrowings [line items]
Triggers	Net Financial Debt / EBITDA subsidiary not higher than or equal 4.0x in December 2019
Ratios	2.06%
BNDES one [member]
Disclosure of detailed information about borrowings [line items]
Triggers	EBITDA subsidiary / Consolidated Financial Result not higher than or equal 1.40x in December 2019
Ratios	2.68%